Leases - Right of use assets (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of quantitative information about right-of-use assets [line items]
Right of use assets, Beginning balance	$ 290,843	$ 361,993	$ 384,350
Additions		31,674	84,770
Additions/(Terminations)	19,818
Impairment	(1,541)	0	0
Depreciation expense	(94,841)	(102,824)	(107,127)
Right of use assets, Ending balance	214,279	290,843	361,993
Aircraft [member]
Disclosure of quantitative information about right-of-use assets [line items]
Right of use assets, Beginning balance	260,647	333,049	350,517
Additions		23,162	83,389
Additions/(Terminations)	21,706
Impairment	(1,541)
Depreciation expense	(88,451)	(95,564)	(100,857)
Right of use assets, Ending balance	192,361	260,647	333,049
Real Estate [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Right of use assets, Beginning balance	30,196	28,944	33,833
Additions		8,512	1,381
Additions/(Terminations)	(1,888)
Impairment	0
Depreciation expense	(6,390)	(7,260)	(6,270)
Right of use assets, Ending balance	$ 21,918	$ 30,196	$ 28,944